Current trade and other receivables (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current trade and other receivables
Trade receivables	$ 8,407	$ 7,212	$ 6,031
Other receivables	1,639	1,659	1,808
Prepayments	1,617	1,329	1,512
Government grants receivable	11	25
Accrued income	452	296	293
Trade and other receivables	12,126	10,521	9,644
Gross trade receivables
Current trade and other receivables
Trade receivables	8,452	7,271	6,054
Expected credit loss provisions
Current trade and other receivables
Trade receivables	(45)	(59)	(23)
Trade receivables - subject to factoring | FVOCI
Current trade and other receivables
Trade receivables	$ 1,977	$ 2,470	$ 1,865